Consolidated Statements of Changes in Deficit - USD ($)	Total	Ordinary shares	Preferred shares	Additional paid-in capital	Statutory reserve	Accumulated deficit	Accumulated other comprehensive loss	Total shareholders’ deficit	Non-controlling interests
Balance beginning at Dec. 31, 2020	$ (6,630,372)	$ 1,106		$ 75,621,294	$ 237,486	$ (76,262,434)	$ (3,404,824)	$ (3,807,372)	$ (2,823,000)
Balance beginning (in Shares) at Dec. 31, 2020		22,115,592
Net income/(loss)	3,365,002					3,677,813		3,677,813	(312,811)
Foreign currency translation adjustment	(117,291)
Foreign currency translation adjustment	(117,291)						(59,599)	(59,599)	(57,692)
Balance ending at Dec. 31, 2021	(3,382,661)	$ 1,106		75,621,294	237,486	(72,584,621)	(3,464,423)	(189,158)	(3,193,503)
Balance (in Shares) at Dec. 31, 2021		22,115,592
Net income/(loss)	(6,005,314)					(5,898,535)		(5,898,535)	(106,779)
Foreign currency translation adjustment	403,816
Foreign currency translation adjustment	403,816						201,757	201,757	202,059
Balance ending at Dec. 31, 2022	(8,984,159)	$ 1,106		75,621,294	237,486	(78,483,156)	(3,262,666)	(5,885,936)	(3,098,223)
Balance (in Shares) at Dec. 31, 2022		22,115,592
Net income/(loss)	(27,005,768)					(26,461,807)		(26,461,807)	(543,961)
Foreign currency translation adjustment	303,114						264,104	264,104	39,010
Issuance of preferred shares	731		$ 185	546				731
Issuance of preferred shares (in Shares)			3,700,000
Issuance of ordinary shares upon Initial Public Offering (“IPO”), net of issuance cost	33,107,302	$ 95		33,107,207				33,107,302
Issuance of ordinary shares upon Initial Public Offering (“IPO”), net of issuance cost (in Shares)		1,900,000
Adoption of ASC326	(5,888,082)					(5,888,082)		(5,888,082)
Foreign currency translation adjustment	303,114
Balance ending at Dec. 31, 2023	$ (8,466,862)	$ 1,201	$ 185	$ 108,729,047	$ 237,486	$ (110,833,045)	$ (2,998,562)	$ (4,863,688)	$ (3,603,174)
Balance (in Shares) at Dec. 31, 2023		24,015,592	3,700,000